Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

16. Related Party Transactions

The table below sets forth the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Tonglu Tongze Logistics Ltd. and its subsidiaries	Majority equity interests held by the employees of the Company
Shanghai Mingyu Barcode Technology Ltd.	Controlled by brother of chairman of the Company
Shanghai Kuaibao Network Technology Ltd.	The Company’s equity investee
ZTO Supply Chain Management Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	The Company’s equity investee
Zhejiang Tongyu Intelligent Industry Development Co., Ltd.	The Company’s equity investee
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	Controlled by chairman of the Company
Youmi Technology (Zhejiang) Co., Ltd.	The Company’s equity investee
Mr. Jianchang Lai	Vice President of the Company

16. Related Party Transactions (Continued)

(a)         The Company entered into the following transactions with its related parties:

Transactions	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Revenues:
Transportation revenue from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	32,699	45,286	68,716
Others	3,667	4,072	43,426
	36,366	49,358	112,142
Cost of revenues:
Transportation service fees paid to Tonglu Tongze Logistics Ltd. and its subsidiaries	479,124	331,288	52,260
Transportation service fees paid to ZTO Supply Chain Management Co., Ltd. and its subsidiaries	63,808	47,491	56,624
Purchases of supplies from Shanghai Mingyu Barcode Technology Ltd.	212,513	197,302	235,808
Others	—	—	57,262
	755,445	576,081	401,954
Other operating income:
Rental income from ZTO Supply Chain Management Co., Ltd. and its subsidiaries	17,979	28,720	29,688
Rental income from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	9,739	17,215	33,390
Others	—	999	8,453
	27,718	46,934	71,531
Other income:
Interest income related to loan receivables from Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	—	—	39,000
Others	963	847	2,435
	963	847	41,435

In October and December 2021, the Company acquired 20.77% equity interest in certain subsidiaries from Mr. Jianchang Lai at a cash consideration of RMB103,728. The difference between the consideration and the ownership interest obtained was RMB 29,799 recorded in additional paid-in capital.

In December 2021, the Company sold its 100% shares in Zhejiang Xinglian Air Cargo Co., Ltd. To Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. at a cash consideration of RMB177,297. The Company recognized loss of RMB 2,532 on the disposal of Zhejiang Xinglian.

In 2021, the Company purchased trucks from Tonglu Tongze Logistics Ltd. and its subsidiaries at an aggregate price of RMB 53,868.

16. Related Party Transactions (Continued)

(b)          The Company had the following balances with its related parties:

	As of December 31,
	2020	2021
	RMB	RMB
Amounts due to related parties
Shanghai Mingyu Barcode Technology Ltd.	16,652	3,049
ZTO Supply Chain Management Co., Ltd. and its subsidiaries	—	9,983
Others	3	9,754
Total	16,655	22,786

Amounts due to related parties consisted of accounts payable to related parties for transportation, waybill material and deposits as of December 31, 2020 and 2021, respectively.

	As of December 31,
	2020	2021
	RMB	RMB
Amounts due from related parties
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries (1)	44,875	41,118
Tonglu Tongze Logistics Ltd. and its subsidiaries	9,220	22,262
ZTO Supply Chain Management Co., Ltd.	5,680	—
Youmi Technology (Zhejiang) Co., Ltd. (5)	5,767	14,494
Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries (2)	—	49,501
Shanghai Kuaibao Network Technology Ltd. (3)	6,600	6,510
Others	1,136	105
Total	73,278	133,990
Amounts due from related parties-non current
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. (4)	500,000	539,000
Zhejiang Tongyu Intelligent Industry Development Co., Ltd. (4)	—	72,100
Total	500,000	611,100

Notes:

(1)	The amount comprised loan to related parties with no interest bearing and accounts receivable generated from the transportation service provided by the Company.
(2)	The amount comprised other receivable generated from disposal of subsidiaries and net off account payable generated from the transportation service that the subsidiaries provided to the Company.
(3)	Amounts due from related parties were loans to related parties with no interest bearing.
(4)	The amount comprised a three-year loan to this related party with 7.2% annualized interest rate. The balance of principle were RMB500,000 and RMB500,000 as of December 31, 2020 and 2021, respectively in relation to the loan to Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. The balance of principle were nil and RMB70,000 as of December 31, 2020 and 2021, respectively in relation to the loan to Zhejiang Tongyu Intelligent Industry Development Co., Ltd., respectively.
(5)	The amount comprised a one-year loan to this related party with 6.6% annualized interest rate. The balance of principle were nil and RMB10,000 as of December 31, 2020 and 2021, respectively in relation to the loan to Youmi Technology (Zhejiang) Co., Ltd..